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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended:   6/30/2001
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                     Check here if Amendment[   ]:  Amendment Number:
                                                                      ----------

                                This Amendment (Check only one):
                                [   ] is a restatement
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                  LONGVIEW MANAGEMENT GROUP, LLC
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Address:               222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-  4651
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                    The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:          Richard Boberg
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Title:         Vice President
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Phone:         312-236-6300
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Signature, Place, and Date of Signing:
/s/ Richard Boberg
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(Signature)
Chicago, Illinois
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(City, State)
August 9, 2001
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(Date)

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                          ------------------------------------------------------
Name
                       ---------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
              None
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Form 13F Information Table Entry Total:
              20
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Form 13F Information Table Value Total:
              $       31,255 (thousands)
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THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
WITH THE SEC.

List of Other Included Managers:
                    Provide a numbered list of the name(s) and Form 13F file
               number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.           None
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Form 13F File Number 28-
                          ------------------------------------------------------
Name
              ------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                    6/30/2001

    ITEM 1:                     ITEM 2:  ITEM 3:     ITEM 4:        ITEM 5:             ITEM 6:       ITEM 7:           ITEM 8:
                                                                                   INVESTMENT DISCR                VOTING AUTHORITY

    NAME OF                    TITLE OF  CUSIP        FAIR         SHARES OR
    ISSUER                      CLASS    NUMBER   MARKET VALUE PRINCIPLE AMOUNT    SOLE SHARED OTHER  MANAGERS     SOLE  SHARED NONE
AETNA INC NEW                    COM    00817Y108          595           22,977 SH   X                Longview    22,977
ALLTEL CORP                      COM    020039103        3,477           56,761 SH   X                Longview    56,761
AMERICAN INTL GROUP              COM    026874107          457            5,374 SH   X                Longview     5,374
BANK ONE CORP.                   COM    06423A103       11,934          333,345 SH   X                Longview   333,345
BAXTER INTERNATIONAL             COM    071813109          232            4,593 SH   X                Longview     4,593
BOEING CO                        COM    097023105          273            4,905 SH   X                Longview     4,905
COMPUTER ASSOC INTL              COM    204912109          632           17,555 SH   X                Longview    17,555
EMERSON ELECTRIC                 COM    291011104        3,453           57,082 SH   X                Longview    57,082
GENERAL DYNAMICS                 COM    369550108        1,063           13,667 SH   X                Longview    13,667
GENERAL ELECTRIC                 COM    369604103          907           18,518 SH   X                Longview    18,518
HILTON HOTELS                    COM    432848109        1,363          117,516 SH   X                Longview   117,516
INTEL CORP                       COM    458140100          278            9,512 SH   X                Longview     9,512
MAYTAG CORP                      COM    578592107        1,012           34,596 SH   X                Longview    34,596
NOVA CORP GEORGIA                COM    669784100        1,419           45,117 SH   X                Longview    45,117
NOVELL INC                       COM    670006105           61           10,800 SH   X                Longview    10,800
PARK PLACE ENTERTAINMENT CORP.   COM    700690100        1,422          117,516 SH   X                Longview   117,516
PFIZER INC                       COM    717081103          529           13,200 SH   X                Longview    13,200
PITNEY BOWES INC                 COM    724479100          236            5,600 SH   X                Longview     5,600
SUNGARD DATA SYS INC             COM    867363103          553           18,433 SH   X                Longview    18,433
XEROX CORPORATION                COM    984121103        1,358          141,884 SH   X                Longview   141,884


TOTAL                                                   31,255        1,048,950                                1,048,950

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.